Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Major components of inventories

	Jun 30, 2021	Dec 31, 2020
Raw materials	$1,286,151	$1,323,655
Work-in-progress	399,738	428,753
Finished goods	1,140,543	1,065,458
Reduction to LIFO cost	(1,218,604)	(1,172,891)
Total Inventories	$1,607,828	$1,644,975

	Dec 31, 2020	Dec 31, 2019
Raw materials	$1,323,655	$1,667,154
Work-in-progress	428,753	419,906
Finished goods	1,065,458	1,449,854
Reduction to LIFO cost	(1,172,891)	(1,356,378)

Total Inventories	$1,644,975	$2,180,536